UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22448

American Funds Tax-Exempt Fund of New York
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Tax-Exempt Fund of New YorkSM
Investment portfolio

April 30, 2011
unaudited

Bonds & notes — 90.67%	Principal amount (000)	Value (000)

NEW YORK — 88.23%
State issuers — 47.89%
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	$1,000	$1,019
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,005
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	1,000	1,086
Dormitory Auth., State of New York Consolidated Service Contract, Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	566
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Bonds, Series 2010-A, 5.00% 2021	1,000	1,068
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	544
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	505
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,005
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	720	745
Dormitory Auth., Skidmore College, Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,447
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2010-F, 5.00% 2024	1,000	1,104
Energy Research and Dev. Auth., Facs. Rev. Bonds (Consolidated Edison Co. of New York, Inc. Project),
Series 2010-A, AMT, 1.45% 2036 (put 2012)	1,000	1,001
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-C, 3.00% 2029 (put 2013)	1,000	1,011
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	1,000	1,004
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	984
Local Government Assistance Corp., Ref. Bonds (Public Benefit Corp. of the State of New York),
Series 2008-A, 5.00% 2020	1,175	1,332
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,174
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2010-D, 5.00% 2017	1,000	1,113
Mortgage Agcy., Mortgage Rev. Bonds, Series 45, 4.50% 2029	1,000	1,070
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	500	541
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,033
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 167, AMT, 5.00% 2025	1,000	1,006
Port Auth. of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project),
Series 8, 5.00% 2020	1,000	979
Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2020	1,000	1,117
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-B, 5.00% 2015	500	568
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2010-A, 5.00% 2015	750	851
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2008-A, 5.00% 2020	1,000	1,123
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,161
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,114
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,021
		29,297

City & county issuers — 40.34%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2011, 6.25% 2038	1,000	991
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	504
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	972
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Bonds, Series 2004-A, AMT, 5.20% 2028	500	456
Essex County Industrial Dev. Agcy., Solid Waste Disposal, Rev. Ref. Bonds, Series 2005-A, AMT, 5.20% 2023	750	718
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	1,000	1,123
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.50% 2024	1,055	1,149
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,076
City of New York, G.O. Bonds, Fiscal 2010 Series E, 5.00% 2025	1,000	1,065
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	885	1,003
New York City Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Staten Island University Hospital Project),
Series 2001-A, 6.375% 2031	1,000	990
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	500	503
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	500	496
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	1,000	1,012
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.00% 2013	1,000	1,048
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011
Series EE, 5.375% 2043	1,000	1,033
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011
Series GG, 5.00% 2026	1,000	1,092
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011
Series GG, 5.00% 2043	1,000	993
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2007 Series S-2,
Assured Guaranty Municipal insured, 5.00% 2017	570	645
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,116
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,116
New York City, Health and Hospitals Corp., Health System Bonds, Series 2010-A, 5.00% 2019	500	549
New York City, Health and Hospitals Corp., Health System Bonds, Series 2010-A, 5.00% 2021	540	579
New York City, Health and Hospitals Corp., Health System Bonds, Series 2010-A, 5.00% 2025	500	504
Niagara County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds
(American Ref-Fuel Co. of Niagara, L.P. Fac.), Series 2001-D, 5.55% 2024 (put 2015)	1,000	1,016
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	974
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project),
Series 2003-A, AMT, 5.25% 2027	1,000	959
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	1,000	1,000
		24,682

GUAM — 0.82%
Government of Guam, Hotel Occupancy Tax Rev. Bonds, Series 2011-A, 6.125% 2031	500	503

PUERTO RICO — 0.77%
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2043	4,000	469

VIRGIN ISLANDS — 0.85%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	500	518

Total bonds & notes (cost: $55,381,000)		55,469

	Principal amount	Value
Short-term securities — 9.11%	(000)	(000)

Trust for Cultural Resources of the City of New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.),
Series 2008-A-1, 0.25% 20351	$900	$900
Trust for Cultural Resources of the City of New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.),
Series 2008-A-2, 0.21% 20351	275	275
New York City, Industrial Dev. Agcy., Demand Civic Fac. Ref. and Improvement Rev. Bonds
(2005 American Civil Liberties Union Foundation, Inc. Project), 0.23% 20351	900	900
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 0.25% 20371	1,800	1,800
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, 0.25% 20371	900	900
City of New York, G.O. Bonds, Fiscal 2004 Series H, Subseries H-4, 0.21% 20341	800	800

Total short-term securities (cost: $5,575,000)		5,575

Total investment securities (cost: $60,956,000)		61,044
Other assets less liabilities		131

Net assets		$61,175

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$622
Gross unrealized depreciation on investment securities	(535)
Net unrealized appreciation on investment securities	87
Cost of investment securities for federal income tax purposes	60,957

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-941-0611O-S26891

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: June 28, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: June 28, 2011